UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semper Augustus Investments Group LLC
Address: 640 Plaza Drive
         Suite 160
         Highlands Ranch, CO  80129

13F File Number:  28-12692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad S. Christensen
Title:     Vice President/Partner
Phone:     (303) 893-1214

Signature, Place, and Date of Signing:

     /s/ Chad S. Christensen     Highlands Ranch, CO/USA     February 10, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $145,762 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A V X Corp New                                  002444107     1995   129296 SH       SOLE                   129296        0        0
Abbott Labs                                     002824100      546    11400 SH       SOLE                    11400        0        0
Berkshire Hathaway Cl A                         084670108    10359       86 SH       SOLE                       86        0        0
Berkshire Hathaway Cl B                         084670702    19227   240002 SH       SOLE                   240002        0        0
Bristol Myers Squibb                            110122108      989    37349 SH       SOLE                    37349        0        0
Brown   Brown                                   115236101     3702   154650 SH       SOLE                   154650        0        0
Chubb                                           171232101      946    15864 SH       SOLE                    15864        0        0
CNA Financial                                   126117100     1046    38680 SH       SOLE                    38680        0        0
Coca Cola Company                               191216100     2355    35800 SH       SOLE                    35800        0        0
ConocoPhillips                                  20825C104      252     3700 SH       SOLE                     3700        0        0
Constellation Energy                            210371100     7249   236145 SH       SOLE                   236145        0        0
Costco Whsl Corp New                            22160K105     1515    20977 SH       SOLE                    20977        0        0
Diebold Incorporated                            253651103     3238   101025 SH       SOLE                   101025        0        0
Emerson Electric                                291011104     1509    26400 SH       SOLE                    26400        0        0
Exxon Mobil Corporation                         30231G102    20600   281730 SH       SOLE                   281730        0        0
Gannett                                         364730101      316    20911 SH       SOLE                    20911        0        0
General Electric                                369604103     7378   403412 SH       SOLE                   403412        0        0
Honeywell                                       438516106      213     4000 SH       SOLE                     4000        0        0
Intel Corp                                      458140100     3003   142790 SH       SOLE                   142790        0        0
Johnson and Johnson                             478160104     2752    44490 SH       SOLE                    44490        0        0
Leucadia National                               459028106     1246    42700 SH       SOLE                    42700        0        0
Mead Johnson Nutrition Company                  582839106      363     5825 SH       SOLE                     5825        0        0
Merck   Co Inc                                  58933Y105     4926   136668 SH       SOLE                   136668        0        0
Mercury General Corp                            589400100    16928   393586 SH       SOLE                   393587        0        0
Microsoft                                       594918104     6988   250360 SH       SOLE                   250360        0        0
Motorola Incorporated                           620076109      163    18000 SH       SOLE                    18000        0        0
Newmont Mining Corp                             651639106     5196    84580 SH       SOLE                    84580        0        0
Pepsico Incorporated                            713448108      235     3600 SH       SOLE                     3600        0        0
Pfizer Incorporated                             717081103      677    38677 SH       SOLE                    38677        0        0
Philip Morris Intl                              718172109     1999    34146 SH       SOLE                    34146        0        0
Procter   Gamble                                742718109      495     7699 SH       SOLE                     7699        0        0
Royal Dtch Shell                                780259206      866    12968 SH       SOLE                    12968        0        0
Sanofi Aventis SA                               80105N105     2597    80565 SH       SOLE                    80565        0        0
Statoil ADR                                     85771P102     2660   111905 SH       SOLE                   111905        0        0
Tellabs                                         879664100     1732   255455 SH       SOLE                   255455        0        0
Travelers Companies  Inc                        89417E109     1337    24000 SH       SOLE                    24000        0        0
Validus Holdings                                G9319H102     1503    49091 SH       SOLE                    49091        0        0
Vical Inc                                       925602104      832   411921 SH       SOLE                   411921        0        0
Wal Mart Stores                                 931142103      809    15000 SH       SOLE                    15000        0        0
Washington Federal Inc                          938824109     3781   223480 SH       SOLE                   223480        0        0
White Mountains Insurance                       G9618E107     1239     3691 SH       SOLE                     3691        0        0